Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease commitments under operating leases	Future minimum lease commitments under operating leases for the years ending after December 31, 2011, are as follows:

Period	(In millions)
2012	$67
2013	63
2014	62
2015	57
2016	49
Thereafter	280
Total	$578

Commitments under coal, gas and transportation contractual agreements
As of December 31, 2011, the Company's commitments under such outstanding agreements are estimated as follows:

Period	(In millions)
2012	$891
2013	130
2014	136
2015	103
2016	101
Thereafter	484
Total (a)	$1,845

(a)	Includes those coal transportation and lignite commitments for 2012 as no other nominations were made as of December 31, 2011. Natural gas nomination is through February 2016.

Minimum purchase commitment obligations under purchased power agreements
Minimum purchase commitment obligations are as follows as of December 31, 2011:

Period	(In millions)
2012	$37
2013	21
2014	11
2015	9
2016	9
Thereafter	9
Total (a)	$96

(a)	As of December 31, 2011, the maximum remaining term under any individual purchased power contract is six years.